Distribution Date:	05/12/23	GS Mortgage Securities Trust 2014-GC24
Determination Date:	05/08/23
Next Distribution Date:	06/12/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2014-GC24
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services
Additional Information	6		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-16
		Operating Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	17-19
			Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	20		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	25	Controlling Class	Seer Capital Partners Master Fund L.P.
		Representative
Modified Loan Detail	26		-
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36253GAA0	1.509000%	43,288,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36253GAB8	3.104000%	53,778,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36253GAC6	3.342000%	22,590,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36253GAD4	3.666000%	270,000,000.00	248,361,617.43	0.00	758,744.74	0.00	0.00	758,744.74	248,361,617.43	36.16%	30.00%
A-5	36253GAE2	3.931000%	282,234,000.00	282,234,000.00	0.00	924,551.54	0.00	0.00	924,551.54	282,234,000.00	36.16%	30.00%
A-AB	36253GAF9	3.650000%	80,155,000.00	19,953,663.46	1,556,766.08	60,692.39	0.00	0.00	1,617,458.47	18,396,897.38	36.16%	30.00%
A-S	36253GAJ1	4.162000%	48,346,000.00	48,346,000.00	0.00	167,680.04	0.00	0.00	167,680.04	48,346,000.00	30.54%	25.50%
B	36253GAK8	4.504348%	83,262,000.00	83,262,000.00	0.00	312,534.16	0.00	0.00	312,534.16	83,262,000.00	20.85%	17.75%
C	36253GAM4	4.525348%	41,631,000.00	41,631,000.00	0.00	156,995.62	0.00	0.00	156,995.62	41,631,000.00	16.01%	13.88%
D	36253GAS1	4.525348%	73,862,000.00	73,862,000.00	0.00	278,542.69	0.00	0.00	278,542.69	73,862,000.00	7.42%	7.00%
E	36253GAU6	3.589000%	21,487,000.00	21,487,000.00	0.00	64,264.04	0.00	0.00	64,264.04	21,487,000.00	4.92%	5.00%
F	36253GAW2	3.589000%	14,632,000.00	14,632,000.00	0.00	113,722.87	0.00	0.00	113,722.87	14,632,000.00	3.22%	3.64%
G*	36253GAY8	3.589000%	39,085,868.00	27,712,670.53	0.00	0.00	0.00	0.00	0.00	27,712,670.53	0.00%	0.00%
S	36253GBA9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36253GBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,074,350,869.01	861,481,951.42	1,556,766.08	2,837,728.09	0.00	0.00	4,394,494.17	859,925,185.34

X-A	36253GAG7	0.694958%	800,391,000.00	598,895,280.89	0.00	346,839.09	0.00	0.00	346,839.09	597,338,514.81
X-B	36253GAH5	0.021000%	83,262,000.00	83,262,000.00	0.00	1,457.08	0.00	0.00	1,457.08	83,262,000.00
X-C	36253GAN2	0.936348%	21,487,000.00	21,487,000.00	0.00	16,766.09	0.00	0.00	16,766.09	21,487,000.00
X-D	36253GAQ5	0.936348%	53,717,868.00	42,344,670.53	0.00	33,041.11	0.00	0.00	33,041.11	42,344,670.53
Notional SubTotal			958,857,868.00	745,988,951.42	0.00	398,103.37	0.00	0.00	398,103.37	744,432,185.34

Deal Distribution Total					1,556,766.08	3,235,831.46	0.00	0.00	4,792,597.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36253GAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36253GAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36253GAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36253GAD4	919.85784233	0.00000000	2.81016570	0.00000000	0.00000000	0.00000000	0.00000000	2.81016570	919.85784233
A-5	36253GAE2	1,000.00000000	0.00000000	3.27583332	0.00000000	0.00000000	0.00000000	0.00000000	3.27583332	1,000.00000000
A-AB	36253GAF9	248.93847495	19.42194598	0.75718782	0.00000000	0.00000000	0.00000000	0.00000000	20.17913380	229.51652898
A-S	36253GAJ1	1,000.00000000	0.00000000	3.46833326	0.00000000	0.00000000	0.00000000	0.00000000	3.46833326	1,000.00000000
B	36253GAK8	1,000.00000000	0.00000000	3.75362302	0.00000000	0.00000000	0.00000000	0.00000000	3.75362302	1,000.00000000
C	36253GAM4	1,000.00000000	0.00000000	3.77112296	0.00000000	0.00000000	0.00000000	0.00000000	3.77112296	1,000.00000000
D	36253GAS1	1,000.00000000	0.00000000	3.77112304	0.00000000	0.00000000	0.00000000	0.00000000	3.77112304	1,000.00000000
E	36253GAU6	1,000.00000000	0.00000000	2.99083353	0.00000000	0.00000000	0.00000000	0.00000000	2.99083353	1,000.00000000
F	36253GAW2	1,000.00000000	0.00000000	7.77220271	(4.78136892)	5.60646050	0.00000000	0.00000000	7.77220271	1,000.00000000
G	36253GAY8	709.02021493	0.00000000	0.00000000	2.12056132	93.92294524	0.00000000	0.00000000	0.00000000	709.02021493
S	36253GBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36253GBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36253GAG7	748.25339227	0.00000000	0.43333707	0.00000000	0.00000000	0.00000000	0.00000000	0.43333707	746.30838529
X-B	36253GAH5	1,000.00000000	0.00000000	0.01749994	0.00000000	0.00000000	0.00000000	0.00000000	0.01749994	1,000.00000000
X-C	36253GAN2	1,000.00000000	0.00000000	0.78028994	0.00000000	0.00000000	0.00000000	0.00000000	0.78028994	1,000.00000000
X-D	36253GAQ5	788.27906070	0.00000000	0.61508603	0.00000000	0.00000000	0.00000000	0.00000000	0.61508603	788.27906070

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/23 - 04/30/23	30	0.00	758,744.74	0.00	758,744.74	0.00	0.00	0.00	758,744.74	0.00
A-5	04/01/23 - 04/30/23	30	0.00	924,551.55	0.00	924,551.55	0.00	0.00	0.00	924,551.54	0.00
A-AB	04/01/23 - 04/30/23	30	0.00	60,692.39	0.00	60,692.39	0.00	0.00	0.00	60,692.39	0.00
X-A	04/01/23 - 04/30/23	30	0.00	346,839.09	0.00	346,839.09	0.00	0.00	0.00	346,839.09	0.00
X-B	04/01/23 - 04/30/23	30	0.00	1,457.08	0.00	1,457.08	0.00	0.00	0.00	1,457.08	0.00
X-C	04/01/23 - 04/30/23	30	0.00	16,766.09	0.00	16,766.09	0.00	0.00	0.00	16,766.09	0.00
X-D	04/01/23 - 04/30/23	30	0.00	33,041.11	0.00	33,041.11	0.00	0.00	0.00	33,041.11	0.00
A-S	04/01/23 - 04/30/23	30	0.00	167,680.04	0.00	167,680.04	0.00	0.00	0.00	167,680.04	0.00
B	04/01/23 - 04/30/23	30	0.00	312,534.16	0.00	312,534.16	0.00	0.00	0.00	312,534.16	0.00
C	04/01/23 - 04/30/23	30	0.00	156,995.62	0.00	156,995.62	0.00	0.00	0.00	156,995.62	0.00
D	04/01/23 - 04/30/23	30	0.00	278,542.69	0.00	278,542.69	0.00	0.00	0.00	278,542.69	0.00
E	04/01/23 - 04/30/23	30	0.00	64,264.04	0.00	64,264.04	0.00	0.00	0.00	64,264.04	0.00
F	04/01/23 - 04/30/23	30	151,541.49	43,761.87	0.00	43,761.87	(69,960.99)	0.00	0.00	113,722.87	82,033.73
G	04/01/23 - 04/30/23	30	3,577,476.23	82,883.98	0.00	82,883.98	82,883.98	0.00	0.00	0.00	3,671,059.84
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,729,017.72	3,248,754.45	0.00	3,248,754.45	12,922.99	0.00	0.00	3,235,831.46	3,753,093.57

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (CERT)	36253GAJ1	4.162000%	48,346,000.00	48,346,000.00	0.00	167,680.04	0.00	0.00	167,680.04	48,346,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (CERT)	36253GAK8	4.504348%	83,262,000.00	83,262,000.00	0.00	312,534.16	0.00	0.00	312,534.16	83,262,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (CERT)	36253GAM4	4.525348%	41,631,000.00	41,631,000.00	0.00	156,995.62	0.00	0.00	156,995.62	41,631,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,239,000.03	173,239,000.00	0.00	637,209.82	0.00	0.00	637,209.82	173,239,000.00

Exchangeable Certificate Details
PEZ	36253GAL6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	4,792,597.54
Specially Serviced Loans not Delinquent
Number of Outstanding Loans	2
Aggregate Unpaid Principal Balance	95,102,995.39
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,264,892.63	Master Servicing Fee	10,385.90
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,340.36
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	358.95
ARD Interest	0.00	Operating Advisor Fee	897.38
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	2,155.58
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,264,892.63	Total Fees	16,138.17

Principal		Expenses/Reimbursements
Scheduled Principal	1,440,610.76	Reimbursement for Interest on Advances	122.17
Unscheduled Principal Collections		ASER Amount	(16,748.97)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	29,020.84
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	528.95
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	116,155.43	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,556,766.19	Total Expenses/Reimbursements	12,922.99

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,235,831.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,556,766.08
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,792,597.54
Total Funds Collected	4,821,658.82	Total Funds Distributed	4,821,658.70

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	861,481,951.42	861,481,951.42	Beginning Certificate Balance	861,481,951.42
(-) Scheduled Principal Collections	1,440,610.76	1,440,610.76	(-) Principal Distributions	1,556,766.08
(-) Unscheduled Principal Collections	116,155.43	116,155.43	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.11)	(0.11)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	859,925,185.34	859,925,185.34	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	861,513,027.75	861,513,027.75	Ending Certificate Balance	859,925,185.34
Ending Actual Collateral Balance	859,925,185.34	859,925,185.34

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.53%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	18	241,107,485.99	28.04%	16	4.6831	NAP	Defeased	18	241,107,485.99	28.04%	16	4.6831	NAP
3,000,000 or less	8	17,946,221.04	2.09%	15	4.6727	1.872510	1.20 or less	8	187,782,737.58	21.84%	15	4.5757	0.537486
3,000,001 to 5,000,000	9	37,342,857.03	4.34%	15	4.6562	1.390011	1.21-1.30	3	12,644,152.08	1.47%	16	4.7824	1.274694
5,000,001 to 10,000,000	18	123,663,464.71	14.38%	15	4.6524	1.973600	1.31-1.40	2	17,935,712.79	2.09%	16	4.4360	1.394168
10,000,001 to 15,000,000	4	47,547,009.26	5.53%	16	4.4151	1.654886	1.41-1.50	4	20,425,005.31	2.38%	14	4.5715	1.443150
15,000,001 to 20,000,000	1	18,781,103.47	2.18%	15	4.5850	0.320000	1.51-1.60	4	25,385,526.62	2.95%	15	4.6563	1.521431
20,000,001 to 30,000,000	3	69,849,481.24	8.12%	14	4.3956	2.340730	1.61-1.70	4	123,941,881.49	14.41%	15	4.1653	1.653026
30,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	2	8,596,865.49	1.00%	16	4.6589	1.737235
60,000,001 to 100,000,000	1	87,500,000.00	10.18%	15	4.6380	2.720000	1.81-1.90	3	6,577,132.30	0.76%	16	4.5575	1.834711
100,000,001 or greater	2	216,187,562.60	25.14%	15	4.3463	0.956745	1.91-2.50	10	72,364,390.57	8.42%	15	4.7279	2.183309
Totals	64	859,925,185.34	100.00%	15	4.5477	1.639394	2.51 or greater	6	143,164,295.12	16.65%	15	4.4866	2.951691
							Totals	64	859,925,185.34	100.00%	15	4.5477	1.639394
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	50	241,107,485.99	28.04%	16	4.6831	NAP	Totals	104	859,925,185.34	100.00%	15	4.5477	1.639394
Alabama	3	11,386,610.21	1.32%	15	4.6962	2.075480
									Property Type³
Arizona	3	20,398,390.25	2.37%	15	4.5736	2.225165
California	5	118,528,848.79	13.78%	15	4.5964	2.485064		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	2	10,929,679.79	1.27%	14	4.2514	2.482724		Properties	Balance	Agg. Bal.			DSCR¹
Connecticut	4	131,467,724.00	15.29%	15	4.5850	0.320000	Defeased	50	241,107,485.99	28.04%	16	4.6831	NAP
Florida	2	10,688,229.23	1.24%	16	4.6114	2.076202	Industrial	3	23,596,655.00	2.74%	15	4.4177	2.067781
Georgia	1	2,546,704.97	0.30%	16	4.4700	1.840000	Lodging	6	33,523,673.92	3.90%	16	4.8031	1.654062
Idaho	1	2,272,860.21	0.26%	16	4.9400	2.480000	Multi-Family	5	64,132,985.57	7.46%	15	4.6277	1.947529
Illinois	3	10,280,982.90	1.20%	15	4.9177	1.446343	Office	14	163,145,969.59	18.97%	15	4.6093	0.541525
Indiana	1	3,237,293.51	0.38%	16	5.0500	1.516905	Other	1	2,467,743.29	0.29%	14	4.4830	1.470000
Kentucky	2	7,474,820.15	0.87%	16	4.5290	1.400000	Retail	20	309,746,192.15	36.02%	15	4.3820	2.102122
Louisiana	1	1,457,418.04	0.17%	15	5.0500	1.300000	Self Storage	5	22,204,479.86	2.58%	14	4.4665	2.268023
Maryland	3	23,752,569.54	2.76%	16	4.4608	1.277983	Totals	104	859,925,185.34	100.00%	15	4.5477	1.639394
Michigan	3	9,502,192.42	1.11%	15	5.0527	1.709084
Nevada	2	12,200,274.26	1.42%	16	4.4066	1.451305
New York	1	6,374,542.40	0.74%	16	4.7230	1.280000
North Carolina	2	12,800,712.96	1.49%	14	4.7683	1.890278
Ohio	2	22,975,174.00	2.67%	15	4.6405	2.443393
Oregon	1	8,591,218.06	1.00%	15	4.6990	1.940000
Pennsylvania	1	4,944,487.42	0.57%	15	4.8200	1.670000
South Carolina	2	105,791,987.81	12.30%	15	4.0976	1.654115
Texas	6	50,437,785.01	5.87%	14	4.5074	1.462089
Virginia	2	27,520,717.48	3.20%	14	4.1636	3.352627
Washington	1	3,256,475.96	0.38%	15	4.7995	1.980000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	241,107,485.99	28.04%	16	4.6831	NAP	Defeased	18	241,107,485.99	28.04%	16	4.6831	NAP
	4.250% or less	3	134,000,942.10	15.58%	15	4.0924	2.092572	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	13	106,968,797.88	12.44%	15	4.4247	1.568258	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	17	311,845,056.95	36.26%	15	4.6080	1.427091	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	10	53,642,110.24	6.24%	15	4.8491	2.088338	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	3	12,360,792.18	1.44%	16	5.0796	1.406715	49 months or greater	46	618,817,699.35	71.96%	15	4.4950	1.652512
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	64	859,925,185.34	100.00%	15	4.5477	1.639394
	Totals	64	859,925,185.34	100.00%	15	4.5477	1.639394
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	241,107,485.99	28.04%	16	4.6831	NAP	Defeased	18	241,107,485.99	28.04%	16	4.6831	NAP
	60 months or less	46	618,817,699.35	71.96%	15	4.4950	1.652512	Interest Only	4	125,000,000.00	14.54%	15	4.4903	2.949600
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	330 months or less	42	493,817,699.35	57.43%	15	4.4962	1.324180
	Totals	64	859,925,185.34	100.00%	15	4.5477	1.639394	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	64	859,925,185.34	100.00%	15	4.5477	1.639394
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	18	241,107,485.99	28.04%	16	4.6831	NAP			No outstanding loans in this group
Underwriter's Information		2	15,851,030.01	1.84%	15	4.7386	1.476888
	12 months or less	44	602,966,669.34	70.12%	15	4.4886	1.657129
	12 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	859,925,185.34	100.00%	15	4.5477	1.639394
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30308251	OF	Stamford	CT	Actual/360	4.585%	431,255.41	182,842.56	0.00	N/A	08/06/24	--	112,869,463.00	112,686,620.50	05/06/23
1A2A	30308252	OF	Stamford	CT	Actual/360	4.585%	71,875.90	30,473.76	0.00	N/A	08/06/24	--	18,811,577.23	18,781,103.47	05/06/23
2	30520658	RT	Myrtle Beach	SC	30/360	4.087%	353,330.56	254,513.05	0.00	N/A	08/06/24	--	103,755,455.10	103,500,942.10	05/05/23
3	30308224	RT	Los Angeles	CA	Actual/360	4.638%	338,187.50	0.00	0.00	N/A	08/06/24	--	87,500,000.00	87,500,000.00	05/06/20
4	30520659	SS	Various	NC	Actual/360	5.311%	198,264.53	64,439.77	0.00	N/A	08/06/24	--	44,797,106.69	44,732,666.92	05/05/23
5	30308229	IN	Middletown	PA	Actual/360	4.609%	108,448.08	63,293.53	0.00	N/A	09/06/24	--	28,235,560.90	28,172,267.37	05/06/23
6	30308221	OF	Waltham	MA	Actual/360	3.917%	95,464.69	0.00	0.00	N/A	09/06/24	--	29,250,000.00	29,250,000.00	05/06/23
7	30294024	MF	Midland	TX	Actual/360	4.486%	94,079.03	47,307.11	0.00	N/A	07/06/24	--	25,166,036.21	25,118,729.10	05/06/23
9	30520666	MF	Phoenix	AZ	Actual/360	4.525%	91,224.31	39,375.85	0.00	N/A	09/06/24	--	24,192,083.40	24,152,707.55	05/05/23
10	30293997	RT	Roanoke	VA	Actual/360	4.109%	82,180.00	0.00	0.00	N/A	07/06/24	--	24,000,000.00	24,000,000.00	05/06/23
12	30520660	MF	Hilliard	OH	Actual/360	4.618%	79,912.28	35,671.88	0.00	N/A	08/06/24	--	20,766,424.02	20,730,752.14	05/05/23
13	30308239	MF	Various	OH	Actual/360	4.570%	61,691.15	26,175.57	0.00	N/A	09/06/24	--	16,198,989.27	16,172,813.70	05/06/23
14	30308260	MH	Chaska	MN	Actual/360	4.750%	56,552.87	31,605.53	0.00	N/A	08/06/24	--	14,287,040.10	14,255,434.57	05/06/23
15	30308223	RT	Arbutus	MD	30/360	4.484%	54,188.18	29,258.11	0.00	09/06/24	09/06/44	--	14,501,742.56	14,472,484.45	05/06/23
16	30308250	SS	Various	TN	Actual/360	4.619%	56,583.29	23,566.47	0.00	N/A	09/06/24	--	14,700,140.03	14,676,573.56	05/06/23
17	30520661	IN	Dallas	TX	Actual/360	4.289%	43,111.83	35,753.11	0.00	N/A	08/06/24	--	12,063,471.73	12,027,718.62	05/05/23
20	30308219	RT	San Diego	CA	Actual/360	4.510%	39,864.35	21,009.21	0.00	N/A	09/06/24	--	10,606,922.76	10,585,913.55	05/06/23
21	30520668	RT	North Las Vegas	NV	Actual/360	4.370%	38,162.97	19,841.24	0.00	N/A	09/06/24	--	10,480,733.88	10,460,892.64	05/05/23
22	30308254	MF	Bedford	TX	Actual/360	4.457%	38,169.15	19,302.08	0.00	N/A	08/06/24	--	10,276,639.75	10,257,337.67	05/06/23
23	30294240	LO	Various	Various	Actual/360	5.050%	32,620.68	148,454.26	0.00	N/A	09/06/24	--	7,751,449.65	7,602,995.39	05/06/23
24	30294098	MF	Graham	NC	Actual/360	4.830%	39,805.41	15,475.01	0.00	N/A	07/06/24	--	9,889,542.63	9,874,067.62	05/06/23
25	30294215	RT	West Springfield	MA	Actual/360	4.600%	35,646.02	18,181.64	0.00	N/A	09/06/24	--	9,298,962.39	9,280,780.75	05/06/23
27	30308236	LO	Corvallis	OR	Actual/360	4.699%	33,716.88	19,178.05	0.00	N/A	08/06/24	--	8,610,396.11	8,591,218.06	05/06/23
28	30294050	SS	Various	CA	Actual/360	4.452%	30,667.75	19,133.63	0.00	N/A	07/06/24	--	8,267,168.25	8,248,034.62	05/06/23
29	30308249	SS	Various	TN	Actual/360	4.619%	34,820.49	14,502.44	0.00	N/A	09/06/24	--	9,046,239.97	9,031,737.53	05/06/23
30	30308244	MF	Various	IL	Actual/360	4.560%	33,100.62	14,098.12	0.00	N/A	09/06/24	--	8,710,690.05	8,696,591.93	05/06/23
31	30308242	RT	Tucson	AZ	Actual/360	4.530%	31,622.63	13,758.26	0.00	N/A	07/06/24	--	8,376,855.78	8,363,097.52	05/06/23
32	30308238	OF	Louisville	KY	Actual/360	4.529%	28,275.28	16,973.20	0.00	N/A	09/06/24	--	7,491,793.35	7,474,820.15	05/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	30308255	SS	Various	Various	Actual/360	4.780%	29,767.46	16,558.50	0.00	N/A	07/06/24	--	7,473,003.74	7,456,445.24	05/06/23
34	30308222	OF	Various	Various	Actual/360	4.995%	30,471.88	15,668.50	0.00	N/A	08/06/24	--	7,320,571.56	7,304,903.06	05/06/23
35	30308220	MU	Ann Arbor	MI	Actual/360	4.650%	31,230.87	12,856.08	0.00	N/A	09/06/24	--	8,059,580.26	8,046,724.18	05/06/23
37	30308237	LO	Utica	NY	Actual/360	4.723%	25,172.44	21,165.65	0.00	N/A	09/06/24	--	6,395,708.05	6,374,542.40	05/06/23
39	30308216	MF	Denton	TX	Actual/360	4.790%	25,732.16	12,262.27	0.00	N/A	09/06/24	--	6,446,470.13	6,434,207.86	05/06/23
40	30308240	MF	Flagstaff	AZ	Actual/360	4.800%	24,600.06	13,438.18	0.00	N/A	09/06/24	--	6,150,014.68	6,136,576.50	05/06/23
41	30520669	IN	Phoenix	AZ	Actual/360	4.400%	21,678.58	13,625.06	0.00	N/A	09/06/24	--	5,912,341.29	5,898,716.23	05/05/23
42	30308248	RT	Huntington Beach	CA	Actual/360	4.290%	25,025.00	0.00	0.00	N/A	09/06/24	--	7,000,000.00	7,000,000.00	05/06/23
43	30308262	MH	Lubbock	TX	Actual/360	4.820%	19,398.09	10,524.19	0.00	N/A	09/06/24	--	4,829,401.24	4,818,877.05	05/06/23
44	30308261	MH	Lubbock	TX	Actual/360	4.820%	4,363.72	2,367.48	0.00	N/A	09/06/24	--	1,086,402.85	1,084,035.37	05/06/23
45	30308227	LO	Gulf Shores	AL	Actual/360	4.610%	21,630.63	15,295.54	0.00	N/A	09/06/24	--	5,630,532.88	5,615,237.34	05/06/23
46	30308226	IN	Southfield	MI	Actual/360	5.546%	24,657.09	16,362.61	0.00	N/A	08/06/24	--	5,335,106.92	5,318,744.31	05/06/23
47	30520647	SS	Denver	CO	Actual/360	4.126%	22,349.17	0.00	0.00	N/A	07/05/24	--	6,500,000.00	6,500,000.00	05/05/23
49	30308245	IN	Pompano Beach	FL	Actual/360	4.710%	22,298.53	10,932.77	0.00	N/A	09/06/24	--	5,681,152.92	5,670,220.15	05/06/23
50	30308233	LO	Forest Hill	TX	Actual/360	4.918%	21,931.22	11,573.52	0.00	N/A	08/06/24	--	5,351,254.25	5,339,680.73	05/06/23
51	30308256	MF	Burlington	NC	Actual/360	4.590%	18,772.06	16,567.99	0.00	N/A	08/06/24	--	4,907,728.95	4,891,160.96	05/06/23
52	30308241	OF	Calabasas	CA	Actual/360	4.715%	20,453.75	10,718.64	0.00	N/A	09/06/24	--	5,205,619.26	5,194,900.62	05/06/23
53	30294124	RT	District Heights	MD	Actual/360	4.425%	18,158.60	14,383.19	0.00	N/A	08/06/24	--	4,924,921.61	4,910,538.42	05/06/23
54	30308258	RT	Erie	PA	Actual/360	4.820%	19,903.98	10,859.70	0.00	N/A	08/06/24	--	4,955,347.12	4,944,487.42	05/06/23
55	30308257	RT	North Port	FL	Actual/360	4.500%	18,855.13	10,025.93	0.00	N/A	08/06/24	--	5,028,035.01	5,018,009.08	05/06/23
56	30308228	RT	Danville	IL	Actual/360	4.780%	19,210.89	10,626.17	0.00	N/A	08/06/24	--	4,822,817.81	4,812,191.64	05/06/23
57	30520662	RT	Colorado Springs	CO	Actual/360	4.436%	16,411.06	10,240.52	0.00	N/A	08/06/24	--	4,439,920.31	4,429,679.79	05/05/23
58	30294123	RT	Frederick	MD	Actual/360	4.425%	16,158.07	12,798.61	0.00	N/A	08/06/24	--	4,382,345.28	4,369,546.67	05/06/23
60	30308217	OF	Houston	TX	Actual/360	4.660%	14,780.97	7,417.19	0.00	N/A	08/06/24	--	3,806,258.09	3,798,840.90	05/06/23
61	30294142	OF	Falls Church	VA	Actual/360	4.535%	13,337.20	8,032.27	0.00	N/A	08/06/24	--	3,528,749.75	3,520,717.48	05/06/23
62	30308246	RT	Grand Blanc	MI	Actual/360	5.161%	14,239.80	10,560.06	0.00	N/A	08/06/24	--	3,310,938.81	3,300,378.75	05/06/23
63	30520663	RT	Graham	WA	Actual/360	4.800%	13,049.47	6,230.87	0.00	N/A	08/06/24	--	3,262,706.83	3,256,475.96	05/05/23
64	30294100	OF	Cary	NC	Actual/360	4.560%	11,144.83	6,203.89	0.00	N/A	08/06/24	--	2,932,849.23	2,926,645.34	05/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
65	30520651	98	Tomball	TX	Actual/360	4.483%	9,250.85	8,504.93	0.00	N/A	07/05/24	--	2,476,248.22	2,467,743.29	05/05/23
66	30308259	RT	Carrollton	GA	Actual/360	4.470%	9,508.19	5,828.28	0.00	N/A	09/06/24	--	2,552,533.25	2,546,704.97	05/06/23
67	30308225	RT	Winnsboro	SC	Actual/360	4.600%	8,812.06	7,752.89	0.00	N/A	08/06/24	--	2,298,798.60	2,291,045.71	05/06/23
68	30308230	RT	Columbus	OH	Actual/360	4.850%	9,091.16	4,937.53	0.00	N/A	07/06/24	--	2,249,359.39	2,244,421.86	05/06/23
69	30308243	MF	Boise	ID	Actual/360	4.940%	9,372.89	3,956.13	0.00	N/A	09/06/24	--	2,276,816.34	2,272,860.21	05/06/23
71	30294105	MF	Ypsilanti	MI	Actual/360	5.460%	8,374.36	5,694.76	0.00	N/A	08/06/24	--	1,840,519.47	1,834,824.71	05/06/23
74	30520667	RT	Las Vegas	NV	Actual/360	4.630%	6,725.42	3,897.12	0.00	N/A	09/06/24	--	1,743,278.74	1,739,381.62	05/05/23
75	30293956	OF	Baton Rouge	LA	Actual/360	5.050%	6,153.15	4,715.73	0.00	N/A	08/06/24	--	1,462,133.77	1,457,418.04	05/06/23
Totals							3,264,892.63	1,556,766.19	0.00				861,481,951.42	859,925,185.34

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal								Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction		Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date		Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	7,713,936.46	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2A	7,713,936.46	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	12,675,992.90	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	22,794,510.00	0.00		--	-- 05/08/23		0.00	68,616.53	337,093.02	12,248,612.71	0.00	0.00
4	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	1,837,414.13	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,863,758.06	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,520,681.03	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,166,827.74	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,672,207.14	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,252,326.44	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,021,638.29	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00		--	-- 11/07/22		3,859,211.04	0.00	0.00	0.00	0.00	0.00
24	1,349,007.49	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,371,048.53	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,590,428.13	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	883,327.32	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	874,098.14	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.														Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal								Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction		Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date		Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,194,299.42	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,141,748.15	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	822,451.36	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,818,216.16	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	702,416.88	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	953,375.56	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1,031,088.81	0.00		--	--	--	0.00	0.00	0.00	0.00	33,368.64	0.00
46	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	964,726.61	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	812,874.37	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	661,679.28	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	444,625.40	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	667,078.77	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	640,008.04	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	909,318.37	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	497,156.63	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	347,336.93	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	527,881.66	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	289,290.56	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	409,449.80	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	359,758.88	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	514,712.76	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	412,204.70	0.00		--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.														Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
65	325,940.51	79,697.74	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	387,132.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	397,859.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	419,390.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	412,428.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	247,408.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	171,489.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	90,784,486.57	79,697.74				3,859,211.04	68,616.53	337,093.02	12,248,612.71	33,368.64	0.00
1 Defeasance Status							2 Event Flag
F - Full Defeasance			P - Partial Defeasance				ABC - Loan going into default
N - No Defeasance has Occurred			X - Defeasance not Allowable				XYZ - Loan approaching maturity

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
23	30294240	116,155.43	Partial Liquidation (Curtailment)	0.00	0.00
Totals		116,155.43		0.00	0.00
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/23	0	0.00	0	0.00	1	87,500,000.00	0	0.00	1	7,602,995.39	0	0.00	1	116,155.43	0	0.00	4.547729%	4.525252%	15
04/13/23	0	0.00	0	0.00	1	87,500,000.00	0	0.00	1	7,751,449.65	0	0.00	0	0.00	0	0.00	4.547827%	4.525348%	16
03/10/23	0	0.00	0	0.00	1	87,500,000.00	0	0.00	1	7,782,525.98	0	0.00	0	0.00	0	0.00	4.547845%	4.525364%	17
02/10/23	0	0.00	1	7,816,743.06	1	87,500,000.00	0	0.00	1	7,816,743.06	0	0.00	0	0.00	0	0.00	4.547899%	4.525418%	18
01/12/23	1	7,847,536.68	0	0.00	1	87,500,000.00	0	0.00	1	7,847,536.68	0	0.00	0	0.00	0	0.00	4.547916%	4.525434%	19
12/12/22	0	0.00	0	0.00	1	87,500,000.00	0	0.00	2	7,878,196.98	0	0.00	0	0.00	1	13,587,861.49	4.547933%	4.525450%	20
11/14/22	0	0.00	0	0.00	2	109,576,049.76	0	0.00	2	29,985,879.05	0	0.00	1	986,911.69	0	0.00	4.554209%	4.531800%	21
10/13/22	0	0.00	0	0.00	3	118,542,581.35	0	0.00	2	31,042,581.35	0	0.00	0	0.00	0	0.00	4.554773%	4.532459%	22
09/12/22	0	0.00	0	0.00	3	118,616,272.49	0	0.00	2	31,116,272.49	0	0.00	0	0.00	0	0.00	4.554800%	4.532486%	23
08/12/22	0	0.00	0	0.00	3	118,685,461.09	0	0.00	2	31,185,461.09	0	0.00	0	0.00	0	0.00	4.554814%	4.532499%	24
07/12/22	0	0.00	0	0.00	3	118,754,359.37	0	0.00	2	31,254,359.37	0	0.00	0	0.00	0	0.00	4.554828%	4.532513%	25
06/10/22	0	0.00	0	0.00	3	118,827,190.47	0	0.00	2	31,327,190.47	0	0.00	0	0.00	0	0.00	4.554855%	4.532539%	26
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30308224	05/06/20	35	6	337,093.02	12,248,612.71	187,568.62	87,500,000.00	08/26/20	1
Totals					337,093.02	12,248,612.71	187,568.62	87,500,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		845,452,701	750,349,706	87,500,000		7,602,995
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		14,472,484	14,472,484		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	859,925,185	764,822,190	0	0	87,500,000	7,602,995
Apr-23	861,481,951	766,230,502	0	0	87,500,000	7,751,450
Mar-23	862,840,788	767,558,262	0	0	87,500,000	7,782,526
Feb-23	864,423,759	769,107,016	0	0	87,500,000	7,816,743
Jan-23	865,771,131	770,423,595	0	0	87,500,000	7,847,537
Dec-22	867,113,267	771,735,070	0	0	87,500,000	7,878,197
Nov-22	890,603,131	773,117,252	0	0	87,500,000	29,985,879
Oct-22	892,960,857	774,418,276	0	0	87,500,000	31,042,581
Sep-22	894,406,593	775,790,321	0	0	87,500,000	31,116,272
Aug-22	895,766,435	777,080,974	0	0	87,500,000	31,185,461
Jul-22	897,120,986	778,366,626	0	0	87,500,000	31,254,359
Jun-22	898,550,950	779,723,759	0	0	87,500,000	31,327,190
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30308224	87,500,000.00	87,500,000.00	239,000,000.00	10/13/22	22,794,510.00	2.72000	06/30/22	08/06/24	I/O
23	30294240	7,602,995.39	7,602,995.39		--	1,324,335.20	1.51690	--	09/06/24	195
Totals		95,102,995.39	95,102,995.39	239,000,000.00		24,118,845.20

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30308224	RT	CA	08/26/20	1

5/8/2023 - Loan transferred to SS for Delinquent Payments on 8/26/2020. Loan previously transferred NT on 4/9/2020. A financial relief modification due to COVID-19 was requested. Borrower has requested to either (1) use Reserve funds, including funds in the Excess Cash Reserve, to fund debt service payments or (2) amend the waterfall such that operating expenses are paid prior to debt service, with any debt service shortfalls deferred until such time COVID-19 related issues are resolved. The Property clos ed in 3/2020 due to COVID-19 and in 5/2020 briefly due to riots that damaged storefronts. The Property has since reopened. Sr and Mezz Loan are due for the 6/2020 payment. As of YE 2022, the Property’s

NOI/DSCR/Occ is $10.6MM/0.98x/92.98%. Loan is cash managed and all Property cash flow is controlled by Lender. Lender retained counsel and the Senior Loan NOD and Purchase Notice to Mezz was sent 8/5/2020. On 12/11/2020, the former Note-B Holder, I&G Holding B-Lender 1, LLC, an affiliate of J.P. Morgan Investment Management Inc., sold their position. Since Loan transferred to Special Servicing, Lender and Borrower have engaged in extensive workout discussions. Forbearance terms which include reinstatement of the A and B Notes were negotiated with the Borrower and in the process of being approved by Note-B Holder. In order to effectuate the proposed forbearance, certain provisions of the Co-Lender Agreement between each Note A Holder and Note B Holder will need to be modified.
23	30294240	LO	Various	06/22/20	7

5/8/2023 - There are 2 collateral properties for this loan all of which have become REO. Of those, 1 remains REO: Holiday Inn Chicago/Aurora. Franchise Agreement expiring 3/2033, but Franchisor is requiring complete PIP by 11/28/2024. The subject is the fee simple interest select-service Holiday Inn located in Aurora, IL approx. 40mi from Chicago CBD. Property is situated on a 1.70 fee simple parcel with 88 surface parking spaces. Amenities include 2,075 sf meeting space, indoor

	pool, fitness room, market pantry, laundry room and a restaurant / bar. Deferred Maintenance / Repair Issues: None. Feb 2023 TTM operating results; 50% occupancy, $112 ADR, $56.30 RevPar.							Marketing Summary: Asset will be listed in
June Gen I Auction. A&Y is the Listing Broker.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30308251	120,000,000.00	4.58500%	120,000,000.00	4.58500%	8	09/02/16	09/08/16	09/16/16
1A1	30308251	0.00	4.58500%	0.00	4.58500%	10	08/02/21	08/06/21	08/10/21
1A1	30308251	0.00	4.58500%	0.00	4.58500%	10	08/10/21	08/06/21	08/02/21
1A2A	30308252	20,000,000.00	4.58500%	20,000,000.00	4.58500%	8	09/02/16	09/08/16	09/16/16
1A2A	30308252	0.00	4.58500%	0.00	4.58500%	8	09/16/16	09/08/16	09/02/16
2	30520658	111,896,321.70	4.08650%	111,896,321.70	4.08650%	10	08/17/20	07/06/20	09/17/20
2	30520658	0.00	4.08650%	0.00	4.08650%	8	03/31/22	03/31/22	04/27/22
2	30520658	0.00	4.08650%	0.00	4.08650%	8	04/27/22	03/31/22	03/31/22
27	30308236	0.00	4.69900%	0.00	4.69900%	8	12/13/21	08/06/21	12/13/21
32	30308238	8,444,426.94	4.52900%	8,431,049.13	4.52900%	8	12/29/17	12/29/17	01/24/18
32	30308238	0.00	4.52900%	0.00	4.52900%	8	01/24/18	12/29/17	12/29/17
45	30308227	6,054,639.93	4.61000%	6,054,639.93	4.61000%	8	09/09/20	08/06/20	09/30/20
45	30308227	0.00	4.61000%	0.00	4.61000%	8	09/30/20	08/06/20	09/09/20
Totals		257,950,961.63		257,950,961.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30308231 12/12/22	22,076,049.76	17,400,000.00	18,882,610.31	5,294,748.82	18,882,610.31	13,587,861.49	8,488,188.27	0.00	25,105.50	8,463,082.77	32.86%
26	30308232 11/15/21	8,727,237.17	14,600,000.00	6,902,483.17	1,079,077.24	6,902,483.17	5,823,405.93	2,903,831.23	0.00	(5,534.36)	2,909,365.59	27.70%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		30,803,286.93	32,000,000.00	25,785,093.48	6,373,826.06	25,785,093.48	19,411,267.42	11,392,019.50	0.00	19,571.14	11,372,448.36

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	30308231	04/13/23	0.00	0.00	8,463,082.77	0.00	0.00	394.50	0.00	0.00	8,463,832.77
		02/10/23	0.00	0.00	8,462,688.27	0.00	0.00	(24,750.00)	0.00	0.00
		12/12/22	0.00	0.00	8,488,188.27	0.00	0.00	8,488,188.27	0.00	0.00
26	30308232	04/12/22	0.00	0.00	2,909,365.59	0.00	0.00	1,689.86	0.00	0.00	2,909,365.59
		02/11/22	0.00	0.00	2,907,675.73	0.00	0.00	3,844.50	0.00	0.00
		11/15/21	0.00	0.00	2,903,831.23	0.00	0.00	2,903,831.23	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	11,372,448.36	0.00	0.00	11,373,198.36	0.00	0.00	11,373,198.36

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	25,520.84	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	(16,748.97)	0.00	0.00	93.78	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	528.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	28.39	0.00	0.00	0.00
Total	0.00	0.00	29,020.84	0.00	528.95	(16,748.97)	0.00	0.00	122.17	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		12,922.99

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30